FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2026	December 31, 2025
Designated derivative instruments - long-term assets:
Interest rate swaps	806	—
Cross currency interest rate swaps	8,200	5,741
Non-designated derivative instruments - long-term assets:
Interest rate swaps	12,478	7,887
Cross currency interest rate swaps	639	464
Total derivative instruments - long-term assets	22,123	14,092

(in thousands of $)	June 30, 2026	December 31, 2025
Designated derivative instruments - long-term liabilities:
Interest rate swaps	240	5,022
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	—	1,124
Total derivative instruments - long-term liabilities	240	6,146

Movements in the Consolidated Statement of Operations are summarized as follows:

	Six months ended
(in thousands of $)	June 30, 2026	June 30, 2025
Net fair value movements of non-designated derivatives	5,889	(4,183)
Net cash movement on non-designated derivatives and swap settlements	1,315	1,621
Total cash movement and valuation gain/(loss) on non-designated derivatives	7,204	(2,562)

Interest rate risk management

The Company manages its debt portfolio with interest rate swap agreements denominated in U.S. dollars and Norwegian kroner to achieve an overall desired position of fixed and floating interest rates.

As of June 30, 2026, the Company and its consolidated subsidiaries had entered into interest rate swap transactions, involving the payment of fixed rates in exchange for NIBOR or SOFR. The total net notional principal amount subject to interest rate swap agreements as of June 30, 2026, was $0.8 billion (December 31, 2025: $0.8 billion).

Foreign currency risk management

The Company is party to currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, some of which are designated as hedges against the NOK750.0 million senior unsecured floating rate bonds due 2029. The total net notional principal amount subject to cross currency swap agreements as of June 30, 2026 was NOK750.0 million (December 31, 2025: NOK750.0 million).

Other than the NOK750 million senior unsecured floating rate bonds due 2029, the majority of the Company’s transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Other than the corresponding currency swap transactions summarized above, the Company has not entered into forward contracts for either transaction or translation risk. Accordingly, there is a risk that currency fluctuations could have an adverse effect on the Company’s cash flows, financial condition and results of operations.
Fair Values

The carrying value and estimated fair value of the Company’s financial assets and liabilities as of June 30, 2026 and December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Equity securities	4,873	4,873	4,146	4,146
Debt securities	140	140	—	—
7.25% senior unsecured sustainability-linked bonds due 2026	—	—	150,000	151,500
8.875% senior unsecured sustainability-linked bonds due 2027	150,000	151,215	150,000	154,575
8.25% senior unsecured sustainability-linked bonds due 2028	147,600	152,796	147,600	152,213
NOK750 million senior unsecured floating rate bonds due 2029	75,740	75,494	74,327	74,327
7.75% senior unsecured sustainability-linked bonds due 2030	225,000	232,808	144,400	146,927
Derivatives:
Interest rate/ currency swap contracts - long-term receivables	22,123	22,123	14,092	14,092
Interest rate/ currency swap contracts - long-term payables	240	240	6,146	6,146

In accordance with the accounting policy relating to interest rate and currency swaps described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2025, changes in the fair values of the swaps are recognized in other comprehensive income where the Company has designated the swaps as hedges. Changes in the fair value of other swaps not designated as hedges are recognized in the Consolidated Statement of Operations.

The investment in equity securities and the Company issued senior unsecured bonds are measured at fair value using Level 1 inputs, while the Company’s derivative instruments are measured using Level 2 inputs. The estimated fair value of the Company's investment in debt securities is determined using Level 3 inputs.

As of June 30, 2026, investment in equity securities consist of NorAm Drilling shares trading on the Euronext Growth in Oslo.

The estimated fair values of the 7.25% senior unsecured sustainability-linked bonds due 2026, the 8.875% senior unsecured sustainability-linked bonds due 2027, the 8.25% senior unsecured sustainability-linked bonds due 2028, the 7.75% senior unsecured sustainability-linked bonds due 2030 and the floating rate NOK denominated bonds due 2029 are all based on their quoted market prices as of the balance sheet date.

The estimated fair value of interest rate and currency swap contracts is calculated using a well-established independent valuation technique applied to contracted cash flows and NIBOR or SOFR interest rates as of June 30, 2026.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that amounts are carried with DNB Bank ASA, Skandinaviska Enskilda Banken AB (publ), Danske Bank A/S, ING Bank N.V and Sumitomo Mitsui Banking Corporation. However, the Company believes this risk is remote, as these financial institutions are established and reputable establishments.

The Company does not require collateral or other securities to support financial instruments that are subject to credit risk, however certain of the Company’s counterparties require the Company to periodically post collateral when the fair value of the financial instruments exceeds or is below specified thresholds. As of June 30, 2026, no cash collateral was posted by the Company (December 31, 2025: $0.0 million).

There is also a concentration of revenue risk with Maersk A/S (“Maersk”), ConocoPhillips Skandinavia AS (“ConocoPhillips”) and Hapag-Lloyd AG, to whom the Company charters several vessels and earns a significant proportion of its revenues.